Registration Nos. 333-193627
811-21438

SECURITIES AND EXCHANGE COMMISSION
100 F Street, N.E.
Room 1680
WASHINGTON, D.C. 20549
202-551-5850

FORM N-4

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933 ☒
POST-EFFECTIVE AMENDMENT NO. 15
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940 ☒
(Check appropriate box or boxes)
Amendment No. 141

THE GUARDIAN SEPARATE ACCOUNT R
(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
(Name of Depositor)

10 Hudson Yards, New York, New York 10001
(Address of Principal Executive Offices)
Depositor’s Telephone Number: (212) 598-8714
Patrick D. Ivkovich, Senior Counsel
The Guardian Insurance & Annuity Company, Inc.
10 Hudson Yards
New York, New York 10001
(Name and address of agent for service)

Approximate Date of Proposed Public Offering: Continuously on and after the effective date of this registration statement.
It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐	on pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE: This Post-Effective Amendment No. 15 (“Amendment No. 15”) to Form N-4 Registration Statement No. 333-193627 is being filed for the purpose of including in the Registration Statement a Prospectus Supplement that describes the reorganization of “Target Funds” into and with the corresponding “Acquiring Funds” that we intend to make available to Contract Owners.This Amendment No. 15 incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No. 14, as filed with the U.S. Securities and Exchange Commission on May 1, 2026, and does not amend or delete the currently available Prospectuses, Statement of Additional Information, or any subsequently filed supplements to the Prospectuses and Statement of Additional Information, or other part of the Registration Statement except as specifically noted herein.

Prospectus Supplement
Dated October 9, 2026
For
Certain Variable Annuity Contracts
Issued By
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
The following supplemental information should be read in conjunction with the Prospectuses and Updated Summary Prospectuses dated:
1.
May 1, 2026 for The Guardian Investor II℠ Variable Annuity;
2.
May 1, 2026 for The Guardian Investor® Individual Variable Annuity;
3.
May 1, 2026 for The Guardian Investor Variable Annuity B Series®;
4.
May 1, 2026 for The Guardian Investor Variable Annuity L Series®;
5.
May 1, 2026 for The Guardian Investor Retirement Asset Manager®;
6.
May 1, 2026 for The Guardian Investor ProFreedom® Variable Annuity (B Share);
7.
May 1, 2026 for The Guardian Investor ProFreedom® Variable Annuity (C Share);
8.
May 1, 2018 for The Guardian Investor Asset Builder® Variable Annuity;
9.
May 1, 2018 for The Guardian Investor Income Access® Variable Annuity;
10.
May 1, 2007 for The Guardian C+C Variable Annuity;
11.
May 1, 2007 for The Guardian CxC Variable Annuity;
12.
May 1, 2000 for the Value Guard Individual Deferred Variable Annuity; and
13.
May 1, 2010 for the Value Guard II Individual and Group Deferred Variable Annuity.
Special terms not defined herein have the meanings ascribed to them in the Prospectus.
NOTICE OF FUND REORGANIZATION
On or about December 4, 2026 (the “Reorganization Date”), subject to shareholder approval, the following “Target Funds” in which investment divisions (“subaccounts”) of the Separate Account currently may invest will be reorganized into and with the corresponding “Acquiring Funds” (the “Reorganization”).
Target Fund	Acquiring Fund
Guardian All Cap Core VIP Fund Guardian Diversified Research VIP Fund Guardian Integrated Research VIP Fund Guardian Strategic Large Cap Core VIP Fund	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)
Guardian Balanced Allocation VIP Fund	SA Index Allocation 60/40 Portfolio (Class 3)
Guardian Core Fixed Income VIP Fund	SA Franklin Core Fixed Income Portfolio (Class 1)
Guardian U.S. Government/Credit VIP Fund	SA Franklin Core Fixed Income Portfolio (Class 3)
Guardian Core Plus Fixed Income VIP Fund Guardian Total Return Bond VIP Fund	SA JPMorgan MFS Core Bond Portfolio (Class 3)
Guardian Equity Income VIP Fund	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)

Target Fund	Acquiring Fund
Guardian Global Utilities VIP Fund	SA Large Cap Value Index Portfolio (Class 3)
Guardian Growth & Income VIP Fund Guardian Large Cap Disciplined Value VIP Fund	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)
Guardian International Equity VIP Fund	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3)
Guardian International Growth VIP Fund	SA Fidelity Institutional AM International Growth Portfolio (Class 3)
Guardian Large Cap Disciplined Growth VIP Fund	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3)
Guardian Large Cap Fundamental Growth VIP Fund	SA MFS Large Cap Growth Portfolio (Class 3)
Guardian Mid Cap Relative Value VIP Fund Guardian Mid Cap Traditional Growth VIP Fund Guardian Select Mid Cap Core VIP Fund Guardian Small-Mid Cap Core VIP Fund	SA Franklin Mid Cap Core Portfolio (Class 3)
Guardian Multi-Sector Bond VIP Fund	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3)
Guardian Short Duration Bond VIP Fund	SA JPMorgan Ultra-Short Bond Portfolio (Class 1)
Guardian Small Cap Value Diversified VIP Fund	SA Franklin Small Company Value Portfolio (Class 3)
The following table provides additional information about the Acquiring Funds:

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.79%	18.02%	15.11%	N/A
The Portfolio's investment goals are growth of capital and, secondarily, current income.	SA Index Allocation 60/40 Portfolio (Class 3) SunAmerica Asset Management, LLC	0.71%	13.13%	6.99%	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.48% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is to maximize total return consistent with prudent risk.	SA Franklin Core Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.73% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is maximum total return, consistent with preservation of capital and prudent investment management.	SA JPMorgan MFS Core Bond Portfolio (Class 3) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc. Massachusetts Financial Services Company	0.78%	6.98%	-0.17%	2.19%
The Portfolio's investment goal is long-term capital appreciation.	SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1) SunAmerica Asset Management, LLC Franklin Advisers, Inc.	0.64%	16.92%	11.80%	12.59%
Investment results that correspond with the performance of the S&P 500 Value Index	SA Large Cap Value Index Portfolio (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	0.60%	12.57%	12.28%	N/A

			As of December 31, 2025
Type/Investment Objective	Portfolio CompanyAnd Adviser/SubAdviser	Current Expenses	1 Year Average Annual Total Return	5 Year Average Annual Total Return	10 Year Average Annual Total Return
The Portfolio's investment goal is growth of capital.	SA Franklin BW U.S. Large Cap Value Portfolio (Class 3) SunAmerica Asset Management, LLC Brandywine Global Investment Management, LLC	0.95%	16.83%	13.57%	11.32%
The Portfolio's investment goal is long-term capital appreciation.	SA BlackRock Advantage International Portfolio (Class 3) (formerly, SA Morgan Stanley International Equities Portfolio) (Class 3) SunAmerica Asset Management, LLC BlackRock Investment Management, LLC	1.12%	20.99%	5.23%	6.11%
The Portfolio's investment goal is to seek long-term growth of capital.	SA Fidelity Institutional AM International Growth Portfolio (Class 3) SunAmerica Asset Management, LLC FIAM LLC	1.14%	18.00%	5.76%	N/A
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Large Cap Disciplined Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Putnam Investment Management, LLC ClearBridge Investments, LLC	0.87% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is capital appreciation.	SA MFS Large Cap Growth Portfolio (Class 3) SunAmerica Asset Management, LLC Massachusetts Financial Services Company	0.93%	16.39%	14.85%	15.87%
The Portfolio's investment goal is to provide long-term capital growth.	SA Franklin Mid Cap Core Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Advisers, Inc. Brandywine Global Investment Management, LLC ClearBridge Investments, LLC	0.96% (pro forma)*	N/A	N/A	N/A
The Portfolio's investment goal is relatively high current income and secondarily capital appreciation.	SA Multi-Managed Diversified Fixed Income Portfolio (Class 3) SunAmerica Asset Management, LLC PineBridge Investments LLC Wellington Management Company LLP	0.96%	6.62%	-0.73%	1.83%
The Portfolio's investment goal is current income consistent with liquidity and preservation of capital.	SA JPMorgan Ultra-Short Bond Portfolio (Class 1) SunAmerica Asset Management, LLC J.P. Morgan Investment Management Inc.	0.55%	4.62%	2.46%	1.68%
The Portfolio's investment goal is long-term growth of capital.	SA Franklin Small Company Value Portfolio (Class 3) SunAmerica Asset Management, LLC Franklin Mutual Advisers, LLC	1.25%	6.14%	8.32%	9.41%
* Current expenses are estimates. The Acquiring Funds are new Funds that have no actual operating history and will commence operations on or about the Reorganization Date.
The Target Funds will no longer be available as variable investment options under the Contract after the Reorganization Date. The corresponding Acquiring Funds of the Target Funds that are available under your Contract will be available as variable investment options under the Contract on December 4, 2026. On the Reorganization Date, all subaccount units corresponding to shares of the Target Funds will be replaced with subaccount units corresponding to shares of the Acquiring Funds.
The Reorganization will be effected at the relative net asset values of the Target’s Fund’s and the Acquiring Fund’s shares. Your Contract value immediately prior to the Reorganization will equal your Contract value immediately after the Reorganization. There will be no tax consequences for you as a result of the Reorganization. The Reorganization will be performed at no cost to you. The fees and charges under your Contract will not increase as a result of the Reorganization. Your rights and the Company’s obligations under your Contract will not be altered in any way.

You may make changes to your investment allocations by submitting your written, electronic or telephone instructions in Good Order by mail to Talcott Resolution – Annuity Service Operations, Administrator for your Guardian Annuity Contract, P.O. Box 14293, Lexington, KY 40512-4293 (regular mail) or Talcott Resolution – Annuity Service Operations, Administrator for your Guardian Annuity Contract, 6716 Grade Ln., Building 9, Suite 910, Louisville, KY 40213 (overnight mail), or by calling 1-800-830-4147.
For 30 days prior to and for 30 days after the Reorganization Date, except with respect to any market timing/short-term trading limitations as set forth in your Prospectus, there will be no exercise of any rights reserved under the Contracts to impose additional restrictions on transfers between subaccounts.
If your Contract value is automatically transferred on the Reorganization Date, you will receive a confirmation showing the transfer of your Contract value from the subaccounts that invest in the Target Funds to the subaccounts that invest in the corresponding Acquiring Funds. Due to the difference in unit values, the number of units you receive in the subaccounts investing in the Acquiring Funds will be different from the number of units you held in the subaccounts investing in the Target Funds.
Further, certain administrative programs will be impacted by the Reorganization. Specifically:
●
Dollar Cost Averaging (“DCA”) and Automatic Portfolio Rebalancing (“APR”): If you are enrolled in a DCA program or APR that includes the Target Funds, you may terminate your current allocation instructions and provide new allocation instructions at any time. If you do not provide new allocation instructions prior to the Reorganization Date, your enrollment will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
●
Premium Allocation Instructions: If you have premium allocation instructions on file that include the Target Funds, you may change those allocation instructions by providing new allocation instructions at any time. If you do not provide new allocation instructions prior to the Reorganization Date, your premium allocation instructions on file will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
●
Automated Alert Program: If you have any Automated Alerts on file that include the Target Funds, you may change those Automated Alerts by providing new instructions at any time. If you do not provide new instructions prior to the Reorganization Date, your Automated Alert instructions on file will automatically be updated to replace the subaccounts that invest in the Target Funds with the subaccounts that invest in the Acquiring Funds at the close of business on the Reorganization Date.
GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER (GLWB)
For any Contract listed above offering the GLWB, the disclosure referencing the automatic rebalancing of investment models is replaced with the following:
“Your contract Accumulation Value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis. Currently, rebalancing takes place on the first Friday in the second month of each calendar quarter. The date that automatic rebalancing takes place may change based on administrative requirements.”
Except as set forth herein, all other provisions of the prospectus shall remain unchanged.
This Prospectus Supplement Should Be Retained For Future Reference.

The Guardian Separate Account R
PART C. OTHER INFORMATION
Item 27.
Exhibits
Number	Description
(a)(i)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)
(a)(ii)	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. authorizing officers to each delegate to one or more designated representatives(21)
(b)	Not Applicable
(c)	Underwriting and Distribution Contracts:
(c)(i)	Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(4)
(c)(ii)	Form of GIAC Selling Agreement(4)
(d)(i)	Specimen of ProFreedom Variable Annuity Contract(2)
(d)(ii)	Specimen of ProStrategies Variable Annuity Contract(2)
(d)(iii)	Highest Accumulation Value Death Benefit Rider (HAVDB)(2)
(d)(iv)	Return of Premium Death Benefit Rider (ROPDB)(2)
(d)(v)	Deferred Income Annuity Payout Option Rider (DIA)(2)
(d)(vi)	Payments for a 10 Year Period Certain(1)
(e)	Form of Application for Variable Annuity Contract(1)
(f)(i)	Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)
(f)(ii)	By-laws of The Guardian Insurance & Annuity Company, Inc(1)
(g)(i)
Coinsurance and Modified Coinsurance Agreement between Guardian Insurance & Annuity Company, Inc. and Talcott
Resolution Life Insurance Company (confidential portions of this exhibit have been redacted)(18)

(g)(ii)	ADMINISTRATIVE SERVICES AGREEMENT BETWEEN THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. AND TALCOTT RESOLUTION LIFE INSURANCE COMPANY (confidential portions of this exhibit have been redacted)(19)
(h)	Participation Agreements.
(h)(i)	AB Variable Products Series Fund(6)
(h)(i)(a)	First Amendment to Agreement (2008)(6)
(h)(i)(b)	Amendment to Agreement (No. 2)(12)
(h)(i)(c)	Amendment to Agreement (No. 3)(12)
(h)(i)(d)	Amendment to Agreement (No. 4)(12)
(h)(i)(e)	Amendment to Agreement (No. 5) (2015)(12)
(h)(i)(f)	Amendment to Agreement (No. 6) (2021)(16)
(h)(ii)	AIM/Invesco Variable Insurance Funds (1998)(6)
(h)(ii)(a)	Amendments to Agreement (No. 1-5) (1998-2005)(15)

Number	Description
(h)(ii)(b)	Amendment to Agreement (No. 6)(6)
(h)(ii)(c)	Amendment to Agreement (No. 7) (2008)(15)
(h)(ii)(d)	Amendment to Agreement (No. 8)(12)
(h)(ii)(e)	Amendment to Agreement (No. 9)(12)
(h)(ii)(f)	Amendment to Agreement (No. 10) (2015)(12)
(h)(ii)(g)	Amendment to Agreement (No. 11) (2021)(16)
(h)(iii)	ALPS Variable Investment Trust(8)
(h)(iii)(a)	Amendment to Participation Agreement (2020)(16)
(h)(iv)	American Century** (1998) (as amended through 2009)(15)
(h)(iv)(a)	Amendment to Participation Agreement (2020)(16)
(h)(v)	American Funds Insurance Series (2017) (as amended through 2021)(16)
(h)(vi)	Deutsche DWS Variable Series II (2013) (as amended through 2021)(16)
(h)(vii)	Fidelity Variable Insurance Products Fund (including amendments 1-3)(6)
(h)(vii)(a)	Amendment #4 to Agreement (2002)(6)
(h)(vii)(b)	Amendment #5 to Agreement (2005)(6)
(h)(vii)(c)	Amendment #6 to Agreement (2008)(6)
(h)(vii)(d)	Amendment #7 to Agreement (2021)(16)
(h)(viii)	Franklin Templeton (2002)(6)
(h)(viii)(a)	Amendment No. 1 (2004)(6)
(h)(viii)(b)	Amendment No. 2 (2007)(6)
(h)(viii)(c)	Amendment No. 3 (2008)(6)
(h)(viii)(d)	Amendment No. 4 (2013)(10)
(h)(viii)(e)	Amendment No. 5 (2015)(10)
(h)(viii)(f)	Amendment No.6 (2021)(16)
(h)(ix)	Guardian Variable Products Trust (2016) (as amended through 2021)(16)
(h)(x)	Ivy Investment Management Company (previously Waddell & Reed, Inc.)** (2010)(15)
(h)(x)(a)	Amendment to Participation Agreement (2020)(16)
(h)(xi)	Janus Aspen Series (service shares) (2000)(7)
(h)(xi)(a)	Amendment to Agreement (2000)(7)
(h)(xi)(b)	Amendment to Agreement (2008)(7)
(h)(xi)(c)	Amendment to Agreement (2020)(16)
(h)(xii)	Lazard Retirement Series, Inc. (2000) (as amended through 2020)(16)
(h)(xiii)	Legg Mason Partners Variable Income Trust (2011)(9)
(h)(xiii)(a)	Amendment to Participation Agreement (2020)(16)
(h)(xiv)	Merger Fund VL (2013) (as amended through 2021)(16)

Number	Description
(h)(xv)	MFS Variable Insurance Trust** (2000) (as amended through 2008)(14)
(h)(xv)(a)	Amendment to Participation Agreement (2020)(16)
(h)(xvi)	Morgan Stanley Variable Insurance Fund, Inc. (2013) (as amended through 2021)(16)
(h)(xvii)	PIMCO / ALLIANZ (2009)(8)
(h)(xvii)(a)	Amendment to Participation Agreement (2021)(16)
(h)(xviii)	Pioneer Funds(10)
(h)(xviii)(a)	Amendment No. 1 to Pioneer Participation Agreement (2013)(11)
(h)(xviii)(b)	Amendment No. 2 to Pioneer Participation Agreement (2020)(6)
(h)(xix)	Putnam Funds Participation Agreement (2012)(13)
(h)(xix)(a)	Amendment No. 1 to Putnam Funds Participation Agreement (2013)(13)
(h)(xix)(b)	Amendment No. 2 to Putnam Funds Participation Agreement (2015)(13)
(h)(xix)(c)	Amendment No. 3 to Putnam Funds Participation Agreement (2016)(13)
(h)(xix) (d)	Amendment No. 4 to Putnam Funds Participation Agreement (2020)(16)
(h)(xx)	Rydex Variable Trust (2013) (as amended through 2021)(16)
(h)(xxi)	T. Rowe Price Equity Series, Inc. (2013) (as amended through 2021)(16)
(h)(xxii)	N/A
(h)(xxiii)	VanEck VIP Trust (as amended through 2021)(16)
(h)(xxiv)	Virtus Variable Insurance Trust (as amended through 2021)(16)
(h)(xxv)	SunAmerica Series Trust(21)
(i)	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and its Subsidiaries(1)
(j)	Not Applicable
(k)	Opinion and consent of Counsel(3)
(l)	Consent of PricewaterhouseCoopers LLP(21)
(m)	Not Applicable
(n)	Not Applicable
(o)	N/A
(p)(i)	Power of attorney executed by Keith Namiot(21)
(p)(ii)	Power of attorney executed by Carl Desrochers(21)
(p)(iii)	Power of attorney executed by Jeffrey Turcotte(21)
(p)(iv)	Power of attorney executed by Andrew Gordon(21)
(1)
Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on April 4, 2013.
(2)
Incorporated by reference to the Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (Reg. No. 333-187762) as initially filed on June 21, 2013.
(3)
Incorporated by reference to the Pre-Effective Amendment No. 3 to Registration Statement on Form N-4 (Reg. No.333-187762 as filed on December 9, 2013.

(4)
Incorporated by reference to the Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (Reg. No. 333-187762) as filed on April 27, 2015.
(5)
N/A
(6)
Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on August 1, 2008 (File No. 333-151073; Accession No. 0001193125-08-163928).
(7)
Incorporated by reference to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on August 26, 2008 (File No. 333-151073; Accession No. 0001193125-08-184460).
(8)
Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2010 (File No. 333-151073; Accession No. 0001193125-10-094621).
(9)
Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6 filed by the Registrant on April 27, 2011 (File No. 333-151073; Accession No. 0001193125-11-111532).
(10)
Incorporated by reference to the Registration Statement on Form N-6 filed by the Registrant on May 2, 2013 (File No. 333-188304; Accession No. 0001193125-13-196448).
(11)
Incorporated by reference to Pre-Effective Amendment No. 2 on Form N-6 filed by the Registrant on September 27, 2013 (File No. 333-188304; Accession No. 0001193125-13-382543).
(12)
Incorporated by reference Post-Effective Amendment No. 2 to the Registration statement on Form N-6 filed by the Registrant on April 24, 2015 (File No. 333-188304; Accession No. 0001193125-15-146150).
(13)
Incorporated by reference Post-Effective Amendment No. 4 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2016 (File No. 333-188304; Accession No. 0001193125-16-553860).
(14)
Incorporated by reference to Post-Effective Amendment No. 5 to the Registration statement on Form N-6 filed by the Registrant on April 25, 2017 (File No. 333-188304; Accession No. 0001193125-17-136515).
(15)
Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-6 filed by the Registrant on April 26, 2019 (File No. 333-222952; Accession Number 0001193125-19-122119).
(16)
Incorporated by reference to Post-Effective Amendment No. 8 to the Registration statement on Form N-4 filed by the Registrant on April 28, 2021 (File No. 333-193627; Accession Number 0001193125-21-136973).
(17)
Incorporated by reference to Post-Effective Amendment No. 10 to the Registration statement on Form N-4 filed by the Registrant on April 28, 2022 (File No. 333-193627; Accession Number 0001193125-22-127500).
(18)
Incorporated by reference to Post-Effective Amendment No. 11 to the Registration statement on Form N-4 filed by the Registrant on April 27, 2023 (File No. 333-193627; Accession Number 0001193125-23-121993).
(19)
Incorporated by reference to Post-Effective Amendment No. 13 to the Registration statement on Form N-4 filed by the Registrant on April 25, 2025 (File No. 333-193627; Accession Number 0001193125-25-096185).
(20)
Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 filed by the Registrant on August 27, 2025 (File No. 333-272291; Accession Number 0001193125-25-189594).
(21)
Filed herewith
Item 28.
Directors and Officers of the Insurance Company
The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”).
THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.
DIRECTOR & OFFICER ROSTER
Name and Principal Business Address:	Positions and Offices with Insurance Company
Keith Namiot 10 Hudson Yards, New York, NY 10001	Director and President
Andrew Gordon 10 Hudson Yards, New York, NY 10001	Director
Jeffrey Turcotte 10 Hudson Yards, New York, NY 10001	Director and Chief Actuary
Nicholas Liolis 10 Hudson Yards, New York, NY 10001	Chief Investment Officer

Name and Principal Business Address:	Positions and Offices with Insurance Company
Isaac Lowenbraun 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of Fixed Income Allocations
Felix Lurye 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of ALM & Investment Strategy
Adam Berkowitz 10 Hudson Yards, New York, NY 10001	Senior Managing Director, Head of Alternative Allocations
Kermitt Brooks 10 Hudson Yards, New York, NY 10001	Chief Legal Officer
Harris Oliner 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Corporate Secretary
Mark Tynkov 10 Hudson Yards, New York, NY 10001	Illustration Actuary
Carl Desrochers 700 South Street, Pittsfield, MA 01201	Head of Finance and Actuarial
Chi M. Kwok 10 Hudson Yards, New York, NY 10001	Managing Director, Actuary, Asset Liability Management
Jeff Butscher 6255 Sterner’s Way, Bethlehem, PA 18017	Chief Compliance Officer & Rule 38a-1 Chief Compliance Officer
Stuart Carlisle 10 Hudson Yards, New York, NY 10001	Head of Product Fund Management
Kimberly Delaney Geissel 6255 Sterner’s Way, Bethlehem, PA 18017	Strategic Initiatives Executive
Debra Udicious 10 Hudson Yards, New York, NY 10001	Corporate Treasurer
Andrew Baj 10 Hudson Yards, New York, NY 10001	Derivatives Officer
Larry Weiss 10 Hudson Yards, New York, NY 10001	Head of Asset Management Accounting & Mutual Fund Treasurer
Nahulan Ethirveerasingam 10 Hudson Yards, New York, NY 10001	Head of Annuity Product Management
Alex D. Borress 101 Crawfords Corner Rd. Holmdel, NJ 07733	Head of Actuarial
Mordechai Shapiro 10 Hudson Yards, New York, NY 10001	Senior Director, Actuary, Asset & Liability Management
Shawn P. McGrath 700 South Street, Pittsfield, MA 01201	Controller
Christian Mele 6255 Sterner’s Way, Bethlehem, PA 18017	Head of GIAC Annuity & New Business Operations
Mariana Slepovitch 10 Hudson Yards, New York, NY 10001	Senior Actuary, Corporate

Name and Principal Business Address:	Positions and Offices with Insurance Company
Robert Negron 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Assistant Corporate Secretary
Tyla Reynolds 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Assistant Corporate Secretary
Lisa DiMario 10 Hudson Yards, New York, NY 10001	Assistant Treasurer
Brian Hagan 10 Hudson Yards, New York, NY 10001	Anti-Money Laundering Officer
John J. Monahan 6255 Sterner’s Way, Bethlehem, PA 18017	Senior Compliance Lead
Suyash Paliwal 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Regulatory Affairs
Item 29.
Persons Controlled by or under Common Control with the Insurance Company or the Registered Separate Account
The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Item 30.
Indemnification
The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.
The Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. includes the following provision:
No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 31.
Principal Underwriters
(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter for the Contract.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, The Guardian Separate Account R, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.
(b) The following is a list of managers and principal officers of PAS.
PARK AVENUE SECURITIES LLC
MANAGER & OFFICER ROSTER
OFFICER AND PRINCIPAL BUSINESS ADDRESS	OFFICER TITLE
Marianne Caswell 10 Hudson Yards, New York, NY 10001	Manager and President
Carly Maher 10 Hudson Yards, New York, NY 10001	Manager and Head of Wealth Management Strategy and Business Development
Meg Vecchi 10 Hudson Yards, New York, NY 10001	Manager
Carl Desrochers 700 South Street, Pittsfield, MA 01201	Manager
Harris Oliner 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Corporate Secretary
Joshua Hergan 10 Hudson Yards, New York, NY 10001	Assistant General Counsel
Joseph Gallo 10 Hudson Yards, New York, NY 10001	Chief Compliance Officer
Shawn McGrath 700 South Street, Pittsfield, MA 01201	Controller
Allen Boggs 10 Hudson Yards, New York, NY 10001	Head of Supervision and Business Risk
Damon Gruss 10 Hudson Yards, New York, NY 10001	Leader – Advisor Advocacy and Escalations
Michael Ryniker 10 Hudson Yards, New York, NY 10001	Head of Operations
Amy Estrada 10 Hudson Yards, New York, NY 10001	Manager of Operations
Brandon Bloeth 10 Hudson Yards, New York, NY 10001	Senior Manager, Park Avenue Product Management
Robert D. Grauer 10 Hudson Yards, New York, NY 10001	Associate General Counsel, Assistant Corporate Secretary
Tyla Reynolds 10 Hudson Yards, New York, NY 10001	Assistant General Counsel, Assistant Corporate Secretary
Kyle Hooper 10 Hudson Yards, New York, NY 10001	Senior Counsel, Assistant Corporate Secretary
Rose Burachio 10 Hudson Yards, New York, NY 10001	Assistant Corporate Secretary
Brian Hagan 101 Crawfords Corner Rd, Holmdel, PA 07733	Anti-Money Laundering Compliance Officer

(c) PAS, as the principal underwriter of the Contract, received, either directly or indirectly, the following commissions or other compensation from GIAC during the fiscal year ended December 31, 2025.
Name of Principal Underwriter	Net Underwriting Discounts	Compensation on Redemption	Brokerage Commission	Other Compensation
Park Avenue Securities LLC	N/A	N/A	N/A	N/A
Item 32.
Location of Accounts and Records
The name and address of each person maintaining physical possession of each account, book, or other document required to be maintained by the Registered Separate Account pursuant to section 31(a) of the 1940 Act and the rules thereunder is provided in the Registered Separate Account's most recent report on Form N-CEN.
Item 33.
Management Services
Not Applicable.
Item 34.
Fee Representation
With regard to the Variable Investment Options, GIAC represents that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registered Separate Account certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in New York, New York on this 9th day of October, 2026.
The Guardian Separate Account R (Registered Separate Account)
By:	/s/ *
Keith Namiot
President of The Guardian Insurance & Annuity Company, Inc.

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC. (Insurance Company)
By:	/s/ *
Keith Namiot
President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
Signatures	Title
/s/ *	President and Director
Keith Namiot	(Principal Executive Officer)
/s/ *	Head of Finance and Actuarial
Carl Desrochers	(Principal Financial & Accounting Officer)
/s/ *	Director
Andrew Gordon
/s/ *	Chief Actuary and Director
Jeffrey Turcotte
October 9, 2026

*By:	/s/ Patrick D. Ivkovich
Patrick D. Ivkovich
Attorney-In-Fact Pursuant to Power of Attorney
Exhibit Index
Exhibit Number	Description
(a)(ii)	Resolutions of the Board of directors of The Guardian Insurance & Annuity Company, Inc. authorizing officers to each delegate to one or more designated representatives
(h)(xxv)	SunAmerica Series Trust Participation Agreement
(l)	Consent of PricewaterhouseCoopers LLP
(p)(i)	Power of attorney executed by Keith Namiot

Exhibit Number	Description
(p)(ii)	Power of attorney executed by Carl Desrochers
(p)(iii)	Power of attorney executed by Jeffrey Turcotte
(p)(iv)	Power of attorney executed by Andrew Gordon